SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002
                              JNL VARIABLE FUND LLC


         On page 5 under the section entitled "Investment Adviser", the chart in the last paragraph should be deleted in its entirety and replaced with the following:

    Assets                                         Annual Rate
    ------                                         -----------
    All Assets                                        .65%


         On page 6, the section entitled "Administrative Fee" should be deleted and replaced in its entirety with the following paragraph:

In addition to the investment advisory fee, the Fund pays to JNAM an Administrative Fee. The Fund pays JNAM an Administrative Fee of .15% of the average daily net assets of the Fund. In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the JNL Variable Fund and the Fund. In accord with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of each the JNL Variable Fund and the Fund. The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

         On page 10, the hypothetical returns for 2001 should be deleted and replaced in its entirety with the following:

          Target 10
Year       Strategy     DJIA
--------- ----------- ----------
2001         -2.82%      -5.45%
--------- ----------- ----------


This Supplement is dated May 16, 2002.

(To be used with VC3656 Rev. 05/02)

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002
                              JNL VARIABLE FUND LLC


         On page 34 under the section entitled "Investment Adviser", the fifth paragraph and the chart should be deleted in its entirety and replaced with the following:

The Target Funds are obligated to pay JNAM the following fees:

    Assets                                         Annual Rate
    ------                                         -----------
    All Assets                                       .65%

Each of the Sector Funds are obligated to pay JNAM the following fees (the fee percentages are identical for each Sector Fund):

Average Daily Net Assets                           Annual Rate
------------------------                           -----------
$0 to $500 million                                   .75%
$500 million to $1 billion                           .70%
Over $1 billion                                      .65%


         On page 35, the paragraph entitled "Administrative Fee" should be deleted and replaced in its entirety by the following paragraph:

In addition to the investment advisory fee, each Fund pays to JNAM an Administrative Fee. Each Fund, except the First Trust/JNL Global Target 15 Fund, pays JNAM an Administrative Fee of .15% of the average daily net assets of the Fund. The First Trust/JNL Global Target 15 Fund pays JNAM an Administrative Fee of .20% of the average daily net assets of the Funds. In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the JNL Variable Fund and the separate Funds. In accord with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of each the JNL Variable Fund and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

         On page 38, the hypothetical total returns for 2001 should be deleted and replaced in its entirety with the following:

                                       Global
                 Target                Target      Target       S&P                                             Ibbotson  Cumulative
      Target 25  10         Target 5   15         Small-Cap   Target    S&P 500     FT      Hang Seng           Small-Cap   Index
Year  Strategy   Strategy   Strategy   Strategy   Strategy   Strategy    Index     Index      Index       DJIA   Index     Returns
----- ---------- ---------- ---------- ---------- ---------- ---------- --------- -------- ------------ ------- --------- ----------
2001    9.77%      -2.82%     -2.68%      1.34%     -1.42%    -20.35%   -11.88%   -22.81%    -22.45%     -5.45%   22.13%   -16.90%
----- ---------- ---------- ---------- ---------- ---------- ---------- --------- -------- ------------ ------- --------- ----------


This Supplement is dated May 16, 2002.

(To be used with VC3652 Rev. 05/02)

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002
                              JNL VARIABLE FUND LLC


         On page 18 under the section entitled "Investment Adviser", the chart in the last paragraph should be deleted in its entirety and replaced with the following:

    Assets                                         Annual Rate
    ------                                         -----------
    All Assets                                        .65%


         On page 19, the section entitled "Administrative Fee" should be replaced and deleted in its entirety with the following paragraph:

In addition to the investment advisory fee, each Fund pays to JNAM an Administrative Fee. Each Fund, except the First Trust/JNL Global Target 15 Fund, pays JNAM an Administrative Fee of .15% of the average daily net assets of the Fund. The First Trust/JNL Global Target 15 Fund pays JNAM an Administrative Fee of .20% of the average daily net assets of the Funds. In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the JNL Variable Fund and the separate Funds. In accord with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of each the JNL Variable Fund and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

         On page 22, the hypothetical total returns for 2001 should be deleted and replaced in its entirety with the following:

                                 Global
                     Target     Target      Target       S&P                                                Ibbotson     Cumulative
          Target 25  10         15         Small-Cap   Target    S&P 500   FT        Hang Seng             Small-Cap       Index
Year      Strategy   Strategy   Strategy   Strategy   Strategy    Index     Index      Index       DJIA      Index        Returns
--------- ---------- ---------- ---------- ---------- ---------- --------- -------- ------------- ------- ------------- -----------
  2001        9.77%     -2.82%     1.34%     -1.42%     -20.35%   -11.88%  -22.81%     -22.45%     -5.45%       22.13%      -16.90%
--------- ----------- ---------- ---------- --------- ---------- --------- --------- ------------ -------- ------------ -----------


This Supplement is dated May 16, 2002.

(To be used with VC5526 Rev. 05/02 and VC4224 Rev. 05/02)

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002
                              JNL VARIABLE FUND LLC

On page 39, the last sentence and the chart in the third paragraph should be deleted and replaced in its entirety with the following:

The Target Funds are obligated to pay JNAM the following fees:

    Assets                                         Annual Rate
    ------                                         -----------
    All Assets                                       .65%

Each of the Sector Funds are obligated to pay JNAM the following fees (the fee percentages are identical for each Sector Fund):

Average Daily Net Assets                           Annual Rate
------------------------                           -----------
$0 to $500 million                                   .75%
$500 million to $1 billion                           .70%
Over $1 billion                                      .65%

On pages 40 and 41, the last sentence and the chart in the last paragraph should be deleted and replaced in its entirety with the following:

JNAM is obligated to pay First Trust out of the advisory fee it receives from each Target Fund the following fees:

Target Funds
    Assets                                         Annual Rate
    ------                                         -----------
    All Assets                                        .20%

Sector Funds

Average Daily Net Assets                           Annual Rate
------------------------                           -----------
$0 to $500 million                                    .35%
$500 million to $1 billion                            .30%
Over $1 billion                                       .25%


On page 43, the paragraph entitled "Administrative Fee" should be deleted and replaced in its entirety with the following paragraph:

Each Fund pays to JNAM an Administrative Fee. Each Fund, except the First Trust/JNL Global Target 15 Fund, pays an Administrative Fee of .15% of the average daily net assets of the Fund. The First Trust/JNL Global Target 15 Fund pays an Administrative Fee of .20% of the average daily net assets of the Fund. In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In accord with the Administration Agreement, JNAM is responsible for the payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.




This Supplement is dated May 16, 2002.

(To be used with V3670 Rev. 05/02)